Inventories (Details) - USD ($) $ in Thousands	Feb. 28, 2026	Aug. 31, 2025
Notes and other explanatory information [abstract]
Ore stockpile	$ 14,148	$ 9,088
Gold in circuit	885	988
Gold doré	42	11
Total precious metals inventories	15,075	10,087
Supplies	4,933	2,931
Total inventories	$ 20,008	$ 13,018